COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-    COMMITMENTS AND CONTINGENT LIABILITIES

Legal contingencies:

As of December 31, 2024, the Company is not involved in any claims or legal proceedings which require accrual of liability for the estimated loss or disclosure.